Pension Liabilities, Net (Schedule Of Changes In Fair Value Of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Fair value of plan assets at beginning of year	$ 7,124	$ 7,396
Actual return on plan assets	146	245
Employer contributions to plan	18	105
Plan settlements	(7,053)
Expenses paid		(636)
Exchange rates differences	(235)	(619)
Actuarial gain		633
Fair value of plan assets at end of year		$ 7,124